Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2017	Jul. 21, 2015	Apr. 22, 2015	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 17, 2017
Other Commitments [Line Items]
Operating lease agreements expiring									Dec. 31, 2023
Rent expense							$ 641	$ 439	$ 588	$ 430
Share based lump sum payment	$ 350
Repurchase of shares	7,500	14,373	511,218				7,500
Repurchase of common stock in amount	$ 56						$ 56
Initial Public Offering [Member]
Other Commitments [Line Items]
Common stock price per share											$ 15.00
Chad Steelberg and Ryan Steelberg [Member]
Other Commitments [Line Items]
Estimated common stock calculated value					$ 125
Chad Steelberg and Ryan Steelberg [Member] | Time-based Stock Option [Member]
Other Commitments [Line Items]
Percentage of fully diluted shares outstanding that may be purchased					5.00%
Vesting period					3 years	3 years
Options Granted						2,089,638	2,089,638
Chad Steelberg and Ryan Steelberg [Member] | Performance- based Stock Option [Member]
Other Commitments [Line Items]
Percentage of fully diluted shares outstanding that may be purchased					2.50%
Vesting period					5 years	5 years
Vesting rights description						The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company's common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO	The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company's common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO.
Vesting rights, market capitalization				$ 400,000	$ 400,000	$ 400,000	$ 400,000
Vesting rights, consecutive trading days				5 days	5 days	5 days
Options Granted						1,044,818	1,044,818
Chad Steelberg and Ryan Steelberg [Member] | Performance- based Stock Option [Member] | Initial Public Offering [Member]
Other Commitments [Line Items]
Common stock price per share					$ 15.00
Chad Steelberg [Member]
Other Commitments [Line Items]
Estimated common stock calculated value							$ 250
Share-based compensation arrangement by share-based payment award, shares issued in period							12,592
Ryan Steelberg [Member]
Other Commitments [Line Items]
Annual salary under agreement					$ 350
General and Administrative [Member]
Other Commitments [Line Items]
Settlement expense									$ 294